Stock-Based Compensation - Summary of Stock Option Activity With Service Conditions (Details) - Options With Service Conditions [member]	12 Months Ended
Dec. 31, 2020 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Issuable Pursuant to Stock Options, Outstanding Beginning balance | shares	0
Shares Issuable Pursuant to Stock Options, Granted | shares	30,380,090
Shares Issuable Pursuant to Stock Options, Forfeited | shares	(5,954,421)
Shares Issuable Pursuant to Stock Options, Expired | shares	0
Shares Issuable Pursuant to Stock Options, Outstanding Ending Balance | shares	24,425,669
Shares Issuable Pursuant to Stock Options, Exercisable Ending Balance | shares	5,505,267
Weighted-Average Exercise Price, Outstanding Beginning Balance | $ / shares	$ 0
Weighted-Average Exercise Price, Granted | $ / shares	0.46
Weighted-Average Exercise Price, Forfeited | $ / shares	0.34
Weighted-Average Exercise Price, Expired | $ / shares	0
Weighted-Average Exercise Price, Outstanding Ending Balance | $ / shares	0.47
Weighted-Average Exercise Price, Exercisable Ending Balance | $ / shares	$ 0.35
Weighted-Average Remaining Contractual Term (years), Outstanding	9 years 2 months 23 days
Weighted- Average Remaining Contractual Term (years), Exercisable	8 years 9 months 29 days